Retirement Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Employer matching contribution, percent of match	4.00%
Contributions to plan amount	$ 487	$ 267